Subsequent events	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
Subsequent Events

41.  SUBSEQUENT EVENTS

Enel Chile S.A.

i.	On January 16, 2024, Enel Chile renewed a 1-month revolving committed credit line with BBVA and MIZUHO in USD for a total of US$100 million, engaged in June 2019, and initially drawn on April 13, 2023. The renewal was performed at a variable interest rate of SOFR 1M plus a spread of 1.01448%, subsequently renewed on a monthly basis and matured on May 20, 2024.
ii.	On February 27, 2024, Enel Chile drew US$200 million from the EFI US$290 million credit line for a term of 1 month. The draw was made at a variable interest rate of SOFR 1M plus a margin of 1.11448% and matured and paid on March 27, 2024 (see Note 10.e.v).
iii.	On March 27, 2024, Enel Chile entered into a revolving credit facility with DNB Bank ASA & Citibank in US$ for a total of US$150 million, at a SOFR 1M, 3M or 6M variable rate plus a margin of 1.0%, with monthly, quarterly or semiannual interest payments, and a maturity date of March 27, 2027. During the availability period, Enel Chile will pay an annual availability commission equivalent to 30% the undrawn amount. The contract also contemplates an initial upfront fee of 0.5% of the committed amount. This revolving credit facility is unsecured, and the principal and accumulated interest or other cost subject to agreement may be repaid early, in part or in full. Enel Chile may require renewal of a withdrawal, by sending a letter at least three business days prior to the due date of the obligation. As of the date of issuance of these consolidated financial statements the revolving credit facility is 100% available.
iv.	On March 28, 2024, Enel Chile entered into a revolving credit facility with EFI in US$ for a total of US$700 million, at a SOFR 1M, 3M or 6M variable rate plus a margin of 1.45%, with monthly, quarterly or semiannual interest payments, and a maturity date of March 28, 2026. During the availability period, Enel Chile will pay an annual availability commission equivalent to 35% the undrawn amount. This revolving credit facility is unsecured, and the principal and accumulated interest or other cost subject to agreement may be repaid early, in part or in full. Enel Chile may require renewal of a withdrawal, by sending a letter at least five business days prior to the due date of the obligation.
v.	On March 28, 2024, Enel Chile entered into a revolving credit facility with EFI in US$ for a total of US$50 million, at a SOFR 1M, 3M or 6M variable rate plus a margin of 1.00%, with monthly, quarterly or semiannual interest payments, and a maturity date of March 28, 2027. During the availability period, Enel Chile will pay an annual availability commission equivalent to 30% the undrawn amount. The contract also contemplates an initial upfront fee of 0.5% of the committed amount. This revolving credit facility is unsecured, and the principal and accumulated interest or other cost subject to agreement may be repaid early, in part or in full. Enel Chile may require renewal of a withdrawal, by sending a letter at least five business days prior to the due date of the obligation. As of the date of issuance of these consolidated financial statements the revolving credit facility is 100% available.
vi.	On April 8, 2024, Enel Chile draw US$190 million from the EFI US$290 million credit line for a term of 1 month. The draw was made at a variable interest rate of SOFR 1M plus a margin of 1.11448% and matured on May 8, 2024. Because of its revolving nature, upon maturity of the draw, its renewal or payment will be determined, which cannot extend beyond the maturity date of the line (see Note 10.e.v).
vii.	On April 12, 2024, Enel Chile draw US$100 million from the EFI US$290 million credit line for a term of 1 month. The draw was made at a variable interest rate of SOFR 1M plus a margin of 1.11448% and matured on May 10, 2024. Because of its revolving nature, upon maturity of the draw, its renewal or payment will be determined, which cannot extend beyond the maturity date of the line (see Note 10.e.v).
viii.	On April 12, 2024, Enel Chile draw US$200 million from the EFI US$200 million credit line for a term of 1 month. The draw was made at a variable interest rate of SOFR 1M plus a margin of 1.26448% and matured on May 10, 2024. Because of its revolving nature, upon maturity of the draw, its renewal or payment will be determined, which cannot extend beyond the maturity date of the line (see Note 10.e.vii).
ix.	On April 12, 2024, Enel Chile draw US$100 million from the EFI US$700 million credit line for a term of 1 month. The draw was made at a variable interest rate of SOFR 1M plus a margin of 1.45% and matured on May 10, 2024. Because of its revolving nature, upon maturity of the draw, its renewal or payment will be determined, which cannot extend beyond the maturity date of the line.
x.	On April 25, 2024, Enel Chile draw US$50 million from the SMBC credit line, engaged in October 2021. The draw was made at a variable interest rate of SOFR 1M plus a margin of 1.21448% and matured on May 28, 2024.
xi.	At the OSM held on April 29, 2024, our new Board of Directors was elected for a term of three years starting from the date of the meeting. At the Board of Directors meeting held on April 29, 2024, the directors agreed to appoint María Teresa Vial Álamos, Pablo Cabrera Gaete and Pablo Cruz Olivos as members of the Directors’ Committee. Additionally, Maria Teresa Vial Álamos was appointed President of the Directors’ Committee.

The members of our new Board of Directors are as follows:

•Mr. Marcelo Castillo Agurto (Chairman)
•Ms. María Teresa Vial Álamos
•Mr. Pablo Cabrera Gaete
•Ms. Isabella Alessio
•Ms. Monica Girardi
•Mr. Salvatore Bernabei
•Mr. Pablo Cruz Olivos

xii.	On April 29, 2024, the Board of Directors named Giuseppe Turchiarelli as CEO on a permanent basis and CFO on an interim basis, effective as of May 1, 2024.

Enel Generación Chile S.A.

xiii.	On January 17, 2024, our subsidiary Enel Generación Chile sold and assigned balances to IDB Invest in accordance with the application of the price stabilization mechanism established under Law No. 21,472. These balances totaled ThCh$12,700,698 (US$14.48 million) in favor of Enel Generación Chile.
xiv.	On April 12, 2024, Enel Generación Chile amortized, due to maturity of the Yankee Bond contract for US$400 million, contracted on April 15, 2014, whose conditions were a fixed rate of 4.25%, 10-year term and general use of funds

Enel Green Power Chile S.A.

xv.	On January 17, 2024, our subsidiary Enel Green Power Chile sold and assigned to IDB Invest in accordance with the application of the price stabilization mechanism established under Law No. 21,472. These balances totaled ThCh$815,722 (US$0.93 million) in favor of Enel Green Power Chile.

Pehuenche S.A.

xvi.	On February 26, 2024, the Board of Directors of our subsidiary Empresa Eléctrica Pehuenche S.A. at its meeting agreed that in accordance with the current Dividend Policy, to propose to the Ordinary Shareholders' Meeting to be held during the first quarter of 2024, the payment of the final dividend balance for 2023 of Ch$88.931136617 per share.

Between January 1, 2024, and the date of issuance of these consolidated financial statements, the Company has no knowledge of any financial or other events which significantly affect its financial position and results presented.